Related Party Transactions - Summary of Related Party Transactions Outstanding (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 1,122	$ 1,615	$ 1,472
Interfusion B.V. [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Due to related parties	0	985	898
T-Fone B.V. [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 630	$ 574